Commitments and contingencies (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Oct. 31, 2011 Institution	Dec. 31, 2007 CAD	Dec. 31, 2011 Revolving credit facility CAD	Dec. 31, 2011 Revolving Credit Facility From Financial Institution CAD	Dec. 31, 2011 Short Term Borrowing [Member] CAD	Dec. 31, 2011 Future capital expenditures CAD	Dec. 31, 2011 Operating expenditures CAD	Dec. 31, 2011 Powder River Basin Expansion Project USD ($)	Dec. 31, 2011 Letter of Credit CAD
Commitments and Contingencies (Textual) [Abstract]
Total future capital expenditure										366,000,000	1,810,000,000
Maximum capacity under revolving credit facility							1,000,000,000	106,000,000					600,000,000
Accordion feature							1,300,000,000
Credit Agreement Outstanding		390,000,000							25,000,000
Number of financial institutions involved in extending arrangement through 2012					12
Revolving credit facility, available		156,000,000					429,000,000	106,000,000
Maximum Future Contingent Payments												1,200,000,000
Conditions for contingent payments												US $431 million which would become due if construction of the Powder River Basin expansion project starts prior to December 31, 2025 and up to approximately US$769 million would become due upon the movement of specified volumes over the Powder River Basin extension prior to December 31, 2025 upon achievement of certain milestones
Credit facility limit at pre-agreed pricing							400,000,000
Additional Commitments and Contingencies (Textual) [Abstract]
Weighted average interest rate of credit facilities	1.98%	1.98%		1.91%
Bank overdraft		2,000,000
Lease payments after tax		813,000,000
Operating lease annual payment, 2012		145,000,000
Operating lease annual payment, 2013		131,000,000
Operating lease annual payment, 2014		96,000,000
Operating lease annual payment, 2015		83,000,000
Operating lease annual payment, 2016		65,000,000
Expenses for operating leases		161,000,000	169,000,000	196,000,000
Purchase price of a subsidiary (DM&E)						1,500,000,000
Contingent payments related to construction of the Powder River Basin	431,000,000
Contingent payments related to movement of specified volumes over the Powder River Basin	769,000,000
Period for which future capital and operating expenditures are committed	2012-2030	2012-2030
Available revolving credit facility		106,000,000